Correction of Errors in Previously Reported Condensed Consolidated and Combined Financial Statements - Schedule of Condensed Consolidated and Combined Changes in Stockholder’s (Deficit) Equity (Details) - USD ($)
	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Condensed Consolidated and Combined Changes in Stockholder’s (Deficit) Equity [Line Items]
Balance	$ (14,094,102)	$ (18,160,646)	$ 3,412,459	$ 3,412,459	$ (22,902,000)	$ 3,412,459	$ 3,412,459	$ 5,983,426
Convertible note – stock issuance loss			2,769,719	2,769,719		2,769,719	2,805,678
Net Income (loss)	(4,092,145)	(6,636,679)	(32,535,982)	(10,517,566)	2,988,626	(17,154,245)	(25,929,003)	(5,324,624)
Balance	(17,407,000)	(18,786,644)	(40,630,758)	(18,160,646)	(17,407,000)	(18,786,644)	(22,902,000)	3,412,459
As Reported [Member]
Schedule of Condensed Consolidated and Combined Changes in Stockholder’s (Deficit) Equity [Line Items]
Balance		(18,160,646)	3,412,459	3,412,459		3,412,459	3,412,459	5,983,426
Convertible note – stock issuance loss
Net Income (loss)			(29,766,263)	(7,747,847)		(14,384,526)
Balance		(18,786,644)	(40,630,758)	(18,160,646)		(18,786,644)		3,412,459
Adjustments [Member]
Schedule of Condensed Consolidated and Combined Changes in Stockholder’s (Deficit) Equity [Line Items]
Balance
Convertible note – stock issuance loss			2,769,719	2,769,719		2,769,719
Net Income (loss)			(2,769,719)	(2,769,719)		(2,769,719)
Balance
Retroactive Application of Recapitalization [Member]
Schedule of Condensed Consolidated and Combined Changes in Stockholder’s (Deficit) Equity [Line Items]
Balance			3,412,459	3,412,459		3,412,459	3,412,459
Balance								3,412,459
Retroactive Application of Recapitalization [Member] | As Reported [Member]
Schedule of Condensed Consolidated and Combined Changes in Stockholder’s (Deficit) Equity [Line Items]
Balance			3,412,459	3,412,459		3,412,459	3,412,459
Balance								3,412,459
Additional Paid-in Capital [Member]
Schedule of Condensed Consolidated and Combined Changes in Stockholder’s (Deficit) Equity [Line Items]
Balance	94,785,605	82,379,958	28,850,985	28,850,985	93,045,581	28,850,985	28,850,985	26,097,328
Convertible note – stock issuance loss			2,769,719	2,769,719		2,769,719	2,805,678
Net Income (loss)
Balance	95,564,836	88,387,615	81,928,282	82,379,958	95,564,836	88,387,615	93,045,581	28,850,985
Additional Paid-in Capital [Member] | As Reported [Member]
Schedule of Condensed Consolidated and Combined Changes in Stockholder’s (Deficit) Equity [Line Items]
Balance		79,610,239	28,857,965	28,857,965		28,857,965	28,857,965	26,104,308
Convertible note – stock issuance loss
Net Income (loss)
Balance		85,617,896	79,158,563	79,610,239		85,617,896		28,857,965
Additional Paid-in Capital [Member] | Adjustments [Member]
Schedule of Condensed Consolidated and Combined Changes in Stockholder’s (Deficit) Equity [Line Items]
Balance		2,769,719
Convertible note – stock issuance loss			2,769,719	2,769,719		2,769,719
Net Income (loss)
Balance		2,769,719	2,769,719	2,769,719		2,769,719
Additional Paid-in Capital [Member] | Retroactive Application of Recapitalization [Member]
Schedule of Condensed Consolidated and Combined Changes in Stockholder’s (Deficit) Equity [Line Items]
Balance			28,850,985	28,850,985		28,850,985	28,850,985
Balance								28,850,985
Additional Paid-in Capital [Member] | Retroactive Application of Recapitalization [Member] | As Reported [Member]
Schedule of Condensed Consolidated and Combined Changes in Stockholder’s (Deficit) Equity [Line Items]
Balance			28,850,985	28,850,985		28,850,985	28,850,985
Balance								28,850,985
Retained Earnings [Member]
Schedule of Condensed Consolidated and Combined Changes in Stockholder’s (Deficit) Equity [Line Items]
Balance	(108,799,738)	(100,469,072)	(25,445,506)	(25,445,506)	(115,880,509)	(25,445,506)	(25,445,506)	(20,120,882)
Convertible note – stock issuance loss
Net Income (loss)	(4,092,145)	(6,636,679)	(32,535,982)	(10,517,566)	2,988,626	(17,154,245)	(25,929,003)	(5,324,624)
Balance	$ (112,891,883)	(107,105,751)	(122,487,488)	(100,469,072)	$ (112,891,883)	(107,105,751)	(115,880,509)	(25,445,506)
Retained Earnings [Member] | As Reported [Member]
Schedule of Condensed Consolidated and Combined Changes in Stockholder’s (Deficit) Equity [Line Items]
Balance		(97,699,353)	(25,445,506)	(25,445,506)		(25,445,506)	(25,445,506)	(20,120,882)
Convertible note – stock issuance loss
Net Income (loss)			(29,766,263)	(7,747,847)		(14,384,526)
Balance		(104,336,032)	(119,717,769)	(97,699,353)		(104,336,032)		(25,445,506)
Retained Earnings [Member] | Adjustments [Member]
Schedule of Condensed Consolidated and Combined Changes in Stockholder’s (Deficit) Equity [Line Items]
Balance		(2,769,719)
Convertible note – stock issuance loss
Net Income (loss)			(2,769,719)	(2,769,719)		(2,769,719)
Balance		$ (2,769,719)	(2,769,719)	(2,769,719)		(2,769,719)
Retained Earnings [Member] | Retroactive Application of Recapitalization [Member]
Schedule of Condensed Consolidated and Combined Changes in Stockholder’s (Deficit) Equity [Line Items]
Balance			(25,445,506)	(25,445,506)		(25,445,506)	(25,445,506)
Balance								(25,445,506)
Retained Earnings [Member] | Retroactive Application of Recapitalization [Member] | As Reported [Member]
Schedule of Condensed Consolidated and Combined Changes in Stockholder’s (Deficit) Equity [Line Items]
Balance			$ (25,445,506)	$ (25,445,506)		$ (25,445,506)	$ (25,445,506)
Balance								$ (25,445,506)